UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-13795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     February 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $146,574 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5087    90465 SH       SOLE                    90465        0        0
AIRGAS INC                     COM              009363102     5138    65810 SH       SOLE                    65810        0        0
AON CORP                       COM              037389103     4901   104721 SH       SOLE                   104721        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     3506   132300 SH       SOLE                   132300        0        0
AT&T INC                       COM              00206R102     6231   206060 SH       SOLE                   206060        0        0
ATRION CORP                    COM              049904105     6008    25010 SH       SOLE                    25010        0        0
BECTON DICKINSON & CO          COM              075887109     5009    67040 SH       SOLE                    67040        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     3994    52340 SH       SOLE                    52340        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     4888    51515 SH       SOLE                    51515        0        0
CANADIAN NAT RES LTD           COM              136385101     9793   262055 SH       SOLE                   262055        0        0
CARBO CERAMICS INC             COM              140781105     3693    29940 SH       SOLE                    29940        0        0
CENOVUS ENERGY INC             COM              15135U109     4700   141575 SH       SOLE                   141575        0        0
CISCO SYS INC                  COM              17275R102     5515   305055 SH       SOLE                   305055        0        0
CVS CAREMARK CORPORATION       COM              126650100     6262   153555 SH       SOLE                   153555        0        0
DISNEY WALT CO                 COM DISNEY       254687106     4239   113045 SH       SOLE                   113045        0        0
DORMAN PRODUCTS INC            COM              258278100     3361    91015 SH       SOLE                    91015        0        0
GOOGLE INC                     CL A             38259P508     4827     7474 SH       SOLE                     7474        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     4576   140850 SH       SOLE                   140850        0        0
MICROSOFT CORP                 COM              594918104     5609   216070 SH       SOLE                   216070        0        0
MOSAIC CO NEW                  COM              61945C103     3277    64980 SH       SOLE                    64980        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     3334    58315 SH       SOLE                    58315        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     4362    46550 SH       SOLE                    46550        0        0
PEPSICO INC                    COM              713448108     4063    61235 SH       SOLE                    61235        0        0
PREFORMED LINE PRODS CO        COM              740444104     3822    64065 SH       SOLE                    64065        0        0
QUALCOMM INC                   COM              747525103     4115    75220 SH       SOLE                    75220        0        0
RAVEN INDS INC                 COM              754212108     4211    68030 SH       SOLE                    68030        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     3357    44170 SH       SOLE                    44170        0        0
SEABOARD CORP                  COM              811543107     2333     1146 SH       SOLE                     1146        0        0
TRAVELERS COMPANIES INC        COM              89417E109     4734    80010 SH       SOLE                    80010        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209     6998   249665 SH       SOLE                   249665        0        0
WAL MART STORES INC            COM              931142103     4631    77495 SH       SOLE                    77495        0        0